Property, plant and equipment	12 Months Ended
Dec. 31, 2018
Property, plant and equipment [abstract]
Property, plant and equipment

The notes included in this section focus on the Barclays Bank Group’s non-current tangible and intangible assets and property, plant and equipment, which provide long-term future economic benefits.

	Barclays Bank Group
	Investment property	Property	Equipment	Leased assets	Total
	£m	£m	£m	£m	£m
Cost
As at 1 January 2018	116	2,243	1,066	9	3,434
Transfer of UK banking business	-	(958)	-	-	(958)
Additions	-	155	79	-	234
Disposals	(115)	(45)	(101)	-	(261)
Change in fair value of investment properties	(115)	-	-	-	(115)
Exchange and other movements	(3)	68	35	-	100
As at 31 December 2018	(117)	1,463	1,079	9	2,434
Accumulated depreciation and impairment
As at 1 January 2018	-	(983)	(923)	(9)	(1,915)
Transfer of UK banking business	-	448	-	-	448
Additions	-	(60)	(32)	-	(92)
Depreciation charge	-	(61)	(58)	-	(119)
Impairment charge	-	(1)	-	-	(1)
Disposals	-	22	94	-	116
Exchange and other movements	-	(23)	(27)	-	(50)
As at 31 December 2018	-	(658)	(946)	(9)	(1,613)
Net book value	(117)	805	133	-	821
Cost
As at 1 January 2017	81	3,101	2,862	10	6,054
Additions	114	173	176	-	463
Disposals	(69)	(895)	(1,893)	(1)	(2,858)
Change in fair value of investment properties	(5)	-	-	-	(5)
Exchange and other movements	(5)	(136)	(79)	-	(220)
As at 31 December 2017	116	2,243	1,066	9	3,434
Accumulated depreciation and impairment
As at 1 January 2017	-	(1,312)	(2,267)	(9)	(3,588)
Depreciation charge	-	(141)	(162)	-	(303)
Impairment charge	-	(28)	-	-	(28)
Disposals	-	487	1,518	-	2,005
Exchange and other movements	-	11	(12)	-	(1)
As at 31 December 2017	-	(983)	(923)	(9)	(1,915)
Net book value	116	1,260	143	-	1,519

Property rentals of £ nil (2017: £1m) and £6m (2017: £6m) have been included in net investment income and other income respectively by Barclays Bank Group.

The fair value of investment property is determined by reference to current market prices for similar properties, adjusted as necessary for condition and location, or by reference to recent transactions updated to reflect current economic conditions. Discounted cash flow techniques may be employed to calculate fair value where there have been no recent transactions, using current external market inputs such as market rents and interest rates. Valuations are carried out by management with the support of appropriately qualified independent valuers.